Prepayments and deposits	9 Months Ended
Jul. 31, 2021
Disclosure of Detailed Information About Prepayments and Deposits [Abstract]
Prepayments and deposits
4.	Prepayments and deposits

	July 31, 2021 $	October 31, 2020 $

Prepaid lease deposits	675,773	33,501
Prepaid transaction costs	6,176,806	—
Other prepaids	1,058,857	930,450

	7,911,436	963,951

Prepaid transactions costs principally relate to the business combination with Peridot Acquisition Corp. (NYSE: PDAC) discussed in Note 1.
Other prepaids consist principally of prepaid insurance, environmental financial assurance, subscriptions, and parts and consumables.